ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2023
Distoken Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF QUANTITATIVE INFORMATION REGARDING MARKET ASSUMPTION

The following tables present the quantitative information regarding market assumptions used in the representative shares valuation:

	August 23,	October 28,
	2021	2021
Market price(1)	$9.06	$9.09
Risk-free rate(2)	0.83%	1.22%
Dividend yield(3)	0.00%	0.00%
Volatility(4)	14.5%	12.5%

(1)	As reported by Bloomberg on the Valuation Date

(2)	Based on the U.S. Treasury rate with a term matching the time to expiration

(3)	Based on an analysis of the guideline companies and discussions with management

(4)	Implied volatility calculated using the Black-Scholes formula using the fair value of the warrant. This value is presented for comparison purposes only as it excludes the impact of redemption features.

	August 23,	October 28,
	2021	2021
1.00 share per Unit	$9.06	$9.09
0.50 warrant per Unit	0.29	0.25
0.10 right per Unit	0.65	0.66
Total price per Unit	$10.00	$10.00
Offering price per Unit	$10.00	$10.00